PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of personnel expenses

Year Ended December 31 ($ millions)	2017	2016
Salaries and wages	194	183
Share-based compensation expense (Note 23)	73	46
Short-term incentive plan	45	35
Pension plan expense	20	17
Health, savings plan and other benefits	18	18
	350	299